Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings [Abstract]
Schedule of Short-Term and Long-Term Borrowings
	Annual Interest		As of December 31,
Short-term borrowings	Rate	Maturity	2024	2025
Huaxia Bank Co., Ltd. Shanghai Branch(i)	3.00%-3.45%	September to November,2026	$-	$12,870
China Merchants Bank Shanghai Damuqiao Branch(i)	3.25%	March,2026	6,823	8,580
Bank of Communications Shanghai Putuo Branch(i)	4.44%	January to February,2026	6,850	7,150
Industrial Bank Co., LTD. Shanghai Pudong branch(i)	3.50%-4.50%	June to December,2026	4,110	5,005
China Minsheng Bank Co., LTD. Shanghai branch	2.95%	July,2026	3,973	4,147
Bank of Nanjing North Bund Branch(i)	4.50%	March,2026	2,740	2,860
ICBC Shanghai Zhang Jiang high tech Park Branch(i)	3.90%	December,2026	2,740	2,860
Xiamen International Bank Shanghai Jinqiao Branch(i)	4.90%	March to June,2026	2,740	2,860
Bank of Ningbo Co., LTD. Shanghai Lianyang branch(i)	4.00%	June,2026	2,740	2,860
Bank of Jiangsu Co., LTD. Songjiang branch(i)	3.70%	January,2026	2,740	2,860
Agricultural Bank of China Co., LTD. Shanghai Xuhui branch(ii)	2.80%-2.82%	November to December,2026	1,370	2,860
China CITIC Bank Shanghai Pudian Road Branch(i)	4.00%	June,2026	2,740	2,831
Bank of China Limited Shanghai Zhabei branch(i)	4.10%	June to July,2026	2,671	2,788
China Construction Bank Shanghai Jing'an Branch(i)	3.00%	April to June,2026	2,740	2,717
Bank of Nanjing North Bund Branch(ii)	3.50%-4.50%	March to October,2026	1,370	2,145
Shanghai Rural Commercial Bank Co., Ltd. Huangpu Branch(i)	3.95%	May to June,2026	-	2,145
Bank of Beijing Shanghai Branch(i)	3.00%	September,2026	2,740	1,430
China Minsheng Bank Co., LTD. Shanghai branch(i)	2.95%	July,2026	2,055	1,430
Bank of Beijing Shanghai Branch(ii)	3.00%-3.10%	February to September,2026	1,370	1,430
Bank of Beijing Shanghai Branch	3.00%	December,2026	1,370	1,430
Bank of China Limited Shanghai Zhabei branch(ii)	2.60%	September to November,2026	1,370	1,430
Huangpu Branch of Bank of Shanghai(i)	3.50%	March,2026	1,370	1,430
Agricultural Bank of China Co., LTD. Shanghai Minhang branch(ii)	2.75%	November,2026	1,370	1,430
Guangfa Bank Co., LTD. Shanghai branch(ii)	3.70%	February,2026	959	1,430
China CITIC Bank Shanghai Pudian Road Branch	4.00%	March to June,2026	1,370	1,416
Huaxia Bank Shanghai Branch Sales Department	3.95%	September to October, 2025	13,700	-
Putuo Branch of Shanghai Pudong Development Bank(i)	4.30%	May, 2025	4,110	-
Bank of Dalian Shanghai Jing'an Sub-branch(i)	4.80%	December, 2025	4,110	-
China Merchants Bank Shanghai Damuqiao Branch(ii)	3.60%	May, 2025	1,356	-
Total short-term borrowings			$83,597	$80,394
Long-term borrowing, current
Wenzhou Bank Co., Ltd. Shanghai Putuo Branch(i)	4.99%	February to August,2026	$-	$71
Long-term borrowing, non-current
Wenzhou Bank Co., Ltd. Shanghai Putuo Branch(i)	4.99%	October,2028	-	1,358
Total long-term borrowing			$-	$1,429
(i)	As of December 31, 2024 and 2025, the bank borrowings of $54,019 and $64,105 were guaranteed by SunCar Online, one of subsidiaries of the Group.

(ii)	As of December 31, 2024 and 2025, the bank borrowings of $9,165 and $10,725 were guaranteed by Shengda Automobile, one of subsidiaries of the Group.